38 Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Operational Risks HPP Baixo Iguacu [member]
Disclosure of types of insurance contracts [line items]
End of term	May 30, 2021
Insured amount	R$ 2,250,207
Operational Risks HPP Colider [member]
Disclosure of types of insurance contracts [line items]
End of term	Nov. 10, 2021
Insured amount	R$ 2,166,984
Cutia and Bento Miguel[member]
Disclosure of types of insurance contracts [line items]
End of term	Mar. 29, 2022
Insured amount	R$ 2,016,287
Nominated Risks [member]
Disclosure of types of insurance contracts [line items]
End of term	Aug. 24, 2021
Insured amount	R$ 2,005,408
Operational Risks Brisa Potiguar [member]
Disclosure of types of insurance contracts [line items]
End of term	Jun. 27, 2021
Insured amount	R$ 914,610
Operational risks ueg araucaria [member]
Disclosure of types of insurance contracts [line items]
End of term	May 31, 2021	[1]
Insured amount	R$ 882,035	[1]
Fire Company Owned and Rented Facilities [member]
Disclosure of types of insurance contracts [line items]
End of term	Aug. 24, 2021
Insured amount	R$ 800,636
Operational Risks HPP Governador Jayme Canet Junior [member]
Disclosure of types of insurance contracts [line items]
End of term	Nov. 23, 2021
Insured amount	R$ 799,290
Multi Risk Elejor [member]
Disclosure of types of insurance contracts [line items]
End of term	Mar. 11, 2022
Insured amount	R$ 763,007
Operational Risks Sao Bento [member]
Disclosure of types of insurance contracts [line items]
End of term	Jun. 27, 2021
Insured amount	R$ 571,848

[1]	The values of the insured of operating risks - UEG Araucaria have been translated from USD into BRL, with the current rate R$5.1967 as of December 31, 2020.